Transition to IFRS	12 Months Ended
Mar. 31, 2022
Statement Of Ifrs Compliance Text Block Abstract
Transition to IFRS
25	Transition to IFRS

The accounting policies set out in Note 2 have been consistently applied in preparing the consolidated financial statements as at March 31, 2021 and for the year ended March 31, 2021 and in the preparation of an opening IFRS statement of financial position at April 1, 2020 (“Transition Date”).

In preparing its opening and comparative IFRS statement of financial position, the Company has adjusted amounts reported previously in financial statements prepared in accordance with U.S. GAAP (“U.S. GAAP”). Explanations of how the transition from U.S. GAAP to IFRS has affected the Company’s equity and its comprehensive income (loss) are set out in the following reconciliations and the notes that accompany them.

The changes made to the consolidated statements of income (loss), comprehensive income (loss) and the consolidated statements of financial position have resulted in reclassification of various amounts on the statements of cash flows, however as there have been no changes to the net cash flows, no reconciliations have been prepared.

Pursuant to IFRS 1, the Company has applied IFRS on a retrospective basis, subject to the following relevant mandatory exceptions and voluntary exemptions to retrospective application of IFRS.

The Company has applied the following mandatory exceptions in its first IFRS financial statements:

Estimates

In accordance with IFRS 1, an entity’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under previous GAAP unless there is objective evidence that those estimates were made in error. The Company’s IFRS estimates as at the Transition Date are consistent with its U.S. GAAP estimates as at that date.

In accordance with IFRS 1, the Company has applied the following voluntary exemptions in the conversion from U.S. GAAP to IFRS:

Business combinations

IFRS 1 indicates that a first-time adopter may elect not to apply IFRS 3 Business Combinations retrospectively to business combinations that occurred before the date of transition to IFRS. The Company has elected to apply IFRS 3 to only those business combinations that occurred on or after the Transition Date and such business combinations have not been restated. As a result of this election, no adjustments were required to the Company’s consolidated statement of financial position as at the Transition Date.

The Company has not elected to adopt the remaining voluntary exemptions under IFRS 1 or has determined that they do not apply to the Company.

In addition, the Company adopted IFRS 9 effective April 1, 2020.

Reconciliation of equity as of April 1, 2020, the date of transition to IFRS

Accounts under GAAP	GAAP	Reclassifications	Differences in recognition and measurement	IFRS	Notes	Accounts under IFRS
ASSETS
Current assets						Current assets
Short-term investments	5,587,984	(5,587,984)
Short-term investments – related party	3,378,706	(3,378,706)
		8,966,690		8,966,690		Loan receivables
Non-current assets						Non-current assets
Right of use assets	63,343		(2,399)	60,944		Right of use assets
Current liabilities						Current liabilities
Accounts payable	14,337	(14,337)
Accrued liabilities and other current liabilities	313,363	(313,363)
Related party payable	403,690	(403,690)
		731,390		731,390		Accounts and other payables
Right of use liabilities	63,343		183	63,526		Lease liabilities
Stockholders’ Equity						Stockholders’ Equity
Accumulated Deficit	(753,022)		(2,582)	(755,604)		Accumulated Deficit

Reconciliation of equity as of March 31, 2021

Accounts under GAAP	GAAP	Reclassifications	Differences in recognition and measurement	IFRS	Accounts under IFRS
ASSETS
Current assets					Current assets
Short-term investments	5,073,548	(5,073,548)
Short-term investments – related party	3,959,831	(3,959,831)
		9,033,379		9,033,379	Loan receivables
Non-current assets					Non-current assets
Right of use assets	49,104		(2,806)	46,298	Right of use assets
Current liabilities					Current liabilities
Accounts payable	22,144	(22,144)
Accrued liabilities and other current liabilities	334,996	(334,996)
Related party payable	688,371	(688,371)
		1,045,511		1,045,511	Accounts and other payables
Right of use liabilities	29,739		(1,423)	28,316	Lease liabilities
Right of use liabilities – non-current portion	9,913		(76)	9,837	Lease liabilities – non-current portion
Stockholders’ Equity					Stockholders’ Equity
Accumulated Deficit	(5,901,107)		(1,307)	(5,902,414)	Accumulated Deficit

Reconciliation of comprehensive loss for the year ended March 31, 2020

	March 31, 2020	Differences in recognition and measurement	IFRS	Accounts under IFRS
Selling, general and administrative	2,130,282	(40)	2,130,242	General and administrative

Interest expense	3	2,622	2,625	Finance costs
Other comprehensive income (loss):				Other comprehensive income (loss):
Foreign currency translation income (loss)	(482,466)	-	(482,466)	Foreign currency translation income (loss)

Reconciliation of comprehensive loss for the year ended March 31, 2021

	March 31, 2021	Reclassification	Differences in recognition and measurement	IFRS	Accounts under IFRS
Operating expenses					Operating expenses
Selling, general and administrative	4,160,716	(4,160,716)			Selling, general and administrative expenses
		3,343,935		3,343,935	Selling and promotion
		816,781	(7,403)	809,378	General and administrative
Interest expense	1,606,887		6,127	1,613,014	Finance costs

Notes to the reconciliations

Leases

Under U.S. GAAP, the Company adopted ASC 842, Leases, using the modified retrospective transition approach, which applies the provisions of the new guidance at the effective date without adjusting the comparative periods presented. Under IFRS, the Company is required to recognize ROU assets and lease liabilities as at its Transition Date.